Related Party Transactions	12 Months Ended
Apr. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

14.	Related Party Transactions:

The $302,536 (April 30, 2011 - $294,862; April 30, 2010) long-term receivable is for capital and operating costs owing from MP1 on the Marmaton River and Grassy Creek projects in Missouri. MP1 is controlled by one of the Company’s Directors who was appointed a Director of the Company on September 7, 2012. In July 2010, the Company and MP1 entered into an arrangement whereby the Company reacquired the remaining 10% working interest in the projects in exchange for a 2.75% gross overriding royalty (“GOR“). Under this arrangement, the Company will recover the balance owing from 50% of the GOR payments to the partner. During the time the receivable is outstanding, the Company earns interest on the outstanding balance at the U.S bank prime rate plus 3%. Included in the reported amount receivable is $32,514.29 of interest earned on the outstanding balance (2011- $15,050; 2010 - $nil). As of April 30, 2012, the outstanding receivable of $302,536 was fully reserved for $302,536. In addition, the Company ceased to record additional interest on the receivable as of April 30, 2012.

During the year ended April 30, 2012, the Company paid $94,142 (2011 -$104,406; 2010 - $95,919) in professional fees to a law firm, where the former corporate secretary of the Company is a partner.